Film Related Obligations - Summary of Forth Future Annual Repayment (Details) - Film Related Obligations - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
2025	$ 1,393.1
2026	393.1
2027	18.8
2028	144.4
2029	0.0
Thereafter	0.0
Total	1,949.4	$ 1,951.5
Less unamortized issuance costs	(11.4)	(11.4)
Long-term debt	1,938.0	1,940.1
Production Loans
Debt Instrument [Line Items]
2025	973.3
2026	318.9
2027	0.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	1,292.2	1,349.9
Production Tax Credit Facility
Debt Instrument [Line Items]
2025	260.0
2026	0.0
2027	0.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	260.0	231.8
Backlog Facility and Other
Debt Instrument [Line Items]
2025	118.8
2026	24.1
2027	0.0
2028	144.4
2029	0.0
Thereafter	0.0
Total	287.3	226.0
IP Credit Facility
Debt Instrument [Line Items]
2025	41.0
2026	50.1
2027	18.8
2028	0.0
2029	0.0
Thereafter	0.0
Total	$ 109.9	$ 143.8